June 8, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Re:	Registration Statement on Form N-14
Strategic Partners Mutual Funds, Inc.
File No. 333-1035018

Commissioners:

On behalf of Strategic Partners Mutual Funds, Inc. (the “Fund”), a Maryland corporation, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) in connection with a special meeting of shareholders of the Strategic Partners Mid-Cap Value Fund, a series of Strategic Partners Opportunity Funds, a Delaware statutory trust (the “Meeting”).  These materials include the notice of the Meeting, the proxy statement and a form of the proxy card.  At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition of their respective Fund by Strategic Partners Relative Value Fund, a series of the Fund (the Reorganization).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in two recently filed Registration Statements on Form N-14 which were recently declared effective: by the staff Strategic Partners Mutual Funds, Inc., filed April 26, 2005 (File No. 333- 119741 declared effective on May 25, 2005), and Strategic Partners Style Specific Funds, filed May 6, 2005 (File No. 333-121795 and 333-121797 declared effective on May 25, 2005). For example, the notice of the meetings, proxy materials, voting information and disclosure relating to valuation, portfolio holdings and frequent purchases and redemptions of fund shares are substantially the same as in both prior filings.  Sections relating to capitalization and description of shares of the Fund are substantially similar to those sections in the prior Strategic Partners Mutual Funds, Inc. filing, and sections describing the difference between the forms of organization of the Fund and Strategic Partners Style Specific Funds are substantially the same as those sections in the Strategic Partners Style Specific Funds filing (except as such sections relate to Class Z shares).  The Form of Plan of

Reorganization attached as Exhibit A is substantially the same as the Form of Plan of Reorganization filed with the prior Strategic Partners Mutual Funds, Inc. filing.

Those sections in the Registration Statement which differ from the prior filings include those which describe the investment objectives, strategies and policies of the funds, management of the funds, performance, and the pro forma fees and expenses and financial information. We note further that this Registration Statement also incorporates all of the applicable comments which the Staff gave with respect to the prior two filings.

Due to the similarity between the Registration Statement and the Strategic Partners Mutual Funds, Inc. and the Strategic Partners Style Specific Fund, filings, we are requesting expedited review of the Registration Statement.

The Fund intends to seek to accelerate effectiveness of the registration statement to June 20, 2005.

Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo